Note 20 - Net Loss Per Share (Details) - Computation of Basic and Diluted Income (Loss) Per Share (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Income (Loss) Per Share [Abstract]
Net loss attributable to China Finance Online Co. Limited	$ (7,167,849)	$ (8,573,128)	$ (11,855,207)
Weighted average ordinary shares outstanding used in computing basic net loss per share	109,385,712	109,019,513	108,983,249
Weighted average ordinary shares outstanding used in computing diluted net loss per share	109,385,712	109,019,513	108,983,249
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.07)	$ (0.08)	$ (0.11)
- diluted	$ (0.07)	$ (0.08)	$ (0.11)